Cover Page	Sep. 02, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 02, 2021
Entity Registrant Name	THE TORO COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8649
Entity Tax Identification Number	41-0580470
Entity Address, Address Line One	8111 Lyndale Avenue South
Entity Address, City or Town	Bloomington
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55420-1196
City Area Code	952
Local Phone Number	888-8801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	TTC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000737758
Amendment Flag	false